Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 12, 2013
Prospectus Date	May 31, 2013
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX